Segment Reporting	12 Months Ended
Feb. 02, 2013
Segment Reporting

(10) Segment Reporting

The Company evaluates performance internally and manages the business on the basis of one operating segment; therefore, it has only one reportable segment. All of the Company’s identifiable assets are located in the United States.

Set forth below is data for the following groups of products—leisure, fashion and home, and party and snack. During fiscal 2012, certain historical stock keeping units, or SKUs, were re-assigned to reflect the Company’s current product grouping. The percentage of net sales represented by each product group for fiscal 2010 and fiscal 2011 give effect to these re-assignments. The percentage of net sales represented by each product group for each of the last three fiscal years was as follows:

Sales by Product Group	Percentage of Net Sales
	Fiscal Year
	2010	2011	2012
Leisure	50.6%	50.6%	52.6%
Fashion and home	32.2%	31.7%	30.3%
Party and snack	17.2%	17.7%	17.1%

Total	100.0%	100.0%	100.0%

Leisure includes items such as sporting goods, games, toys, media, books, electronic accessories, and arts and crafts.

Fashion and home includes items such as personal accessories, “attitude” t-shirts, beauty offerings, home goods and storage options.

Party and snack includes items such as party and seasonal goods, greeting cards, candy and other snacks, and beverages.